Significant Developments In The Current Reporting Period - Additional Information (Detail) - EUR (€) € in Millions			12 Months Ended
	Dec. 31, 2025	Jan. 23, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Developments In The Current Reporting Period [Abstract]
Debt Securities Repurchased Principal Amount		€ 63
Debt Securities Issued Principal Amount		625
Cash Outflow On Repurchase Of Debt Securities		59
Gain On Repurchase Recorded In Other Reserves		€ 4
Outstanding Principal Amount Of Debt Securities	€ 525		€ 525
Insurance Claims Received Recognised In Other Income	€ 164			€ 3
Revenue recognized in IRIS 2 contract			147
Termination fees for contractual commitments			€ 8